Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	₺ 43,389,652	₺ 46,281,142
Right-of-use assets	4,888,124	6,287,402
Intangible assets	37,323,333	41,219,286
Investment properties	108,686	109,905
Trade receivables	298,759	421,256
Receivables from financial services	285,138	225,968
Contract assets	67,054	110,890
Financial assets at fair value through other comprehensive income	1,850,830	2,261,409
Financial assets at fair value through profit or loss	258,627
Deferred tax assets	1,658,290	2,306,567
Investments in equity accounted investees	2,306,864	1,374,368
Other non-current assets	3,257,905	2,133,915
Total non-current assets	95,693,262	102,732,108
Inventories	300,406	458,723
Trade receivables	6,665,062	6,828,449
Due from related parties	76,453	287,756
Receivables from financial services	3,276,788	3,309,416
Contract assets	1,888,942	1,938,769
Derivative financial instruments	2,032,416	3,500,700
Financial assets at amortized cost	748,665	6,840
Financial assets at fair value through other comprehensive income		84,049
Financial assets at fair value through profit or loss	4,034,897
Cash and cash equivalents	25,960,674	30,601,235
Other current assets	1,936,391	1,549,918
Total current assets	46,920,694	48,565,855
Total assets	142,613,956	151,297,963
Equity
Share capital	19,623,702	19,623,702
Share premium	4,662	4,662
Treasury shares	(431,362)	(442,508)
Additional paid-in capital		57,739
Reserves	1,458,625	1,842,803
Remeasurements of employee termination benefit	(1,243,913)	(357,240)
Retained earnings	46,965,404	44,636,363
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri A.S. ("the Company")	66,377,118	65,365,521
Non-controlling interests	3,897	(337)
Total equity	66,381,015	65,365,184
Liabilities
Borrowings	37,133,104	45,880,037
Trade and other payables	34,320
Due to related parties	938
Employee benefit obligations	1,790,031	1,009,622
Provisions	968,729	1,011,567
Deferred tax liabilities	5,456,651	7,771,931
Contract liabilities	757,697	730,816
Other non-current liabilities	671,585	1,264,964
Total non-current liabilities	46,813,055	57,668,937
Borrowings	16,721,246	14,535,254
Current tax liabilities	243,485	397,017
Trade and other payables	10,328,422	11,040,029
Due to related parties	241,308	107,031
Deferred revenue	129,900	209,802
Provisions	753,934	942,352
Contract liabilities	850,667	915,192
Derivative financial instruments	150,924	117,165
Total current liabilities	29,419,886	28,263,842
Total liabilities	76,232,941	85,932,779
Total equity and liabilities	₺ 142,613,956	₺ 151,297,963